UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009
           -----------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
        -------------------------
Title:  Vice President
        -------------------------
Phone:  248-258-9290
        -------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown                  Birmingham, MI                  7/25/2006
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          102
                                         -----------
Form 13F Information Table Value Total:     $114,728
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABBOTT LABS COM                COM              002824100     2732   62643 SH       SOLE              62643      0     0
AFFILIATED COMPUTER            CL A             008190100      761   14750 SH       SOLE              14750      0     0
AFLAC INC COM                  COM              001055102     3130   67524 SH       SOLE              67524      0     0
ALTRIA GROUP INC               COM              02209s103     1559   21225 SH       SOLE              21225      0     0
AMERICAN EXPRESS CO COM        COM              025816109      814   15300 SH       SOLE              15300      0     0
AMERICAN INTL GROUP COM        COM              026874107     2442   41360 SH       SOLE              41360      0     0
AMERICAN TEL&TELEG CO COM      COM              00206r102      339   12150 SH       SOLE              12150      0     0
AMGEN INC COM                  COM              031162100     2674   41000 SH       SOLE              41000      0     0
APPLEBEES INTL INC COM         COM              037899101      535   27818 SH       SOLE              27818      0     0
APPLIED MATLS INC COM          COM              038222105     1276   78378 SH       SOLE              78378      0     0
AUTOMATIC DATA PROCESS COM     COM              053015103      715   15776 SH       SOLE              15776      0     0
BANK OF AMERICA                COM              060505104     1674   34805 SH       SOLE              34805      0     0
BAXTER INTL INC COM            COM              071813109      805   21900 SH       SOLE              21900      0     0
BIOMET INC COM                 COM              090613100      812   25950 SH       SOLE              25950      0     0
BRITISH PETE PLC AMERN SH      COM              055622104      311    4470 SH       SOLE               4470      0     0
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106      700   26377 SH       SOLE              26377      0     0
CENTURYTEL INC                 COM              156700106      462   12439 SH       SOLE              12439      0     0
CHEVRONTEXACO CORP COM         COM              166764100     2009   32366 SH       SOLE              32366      0     0
CHURCH & DWIGHT INC COM        COM              171340102     2329   63936 SH       SOLE              63936      0     0
CIMAREX ENERGY CO COM          COM              171798101     1456   33850 SH       SOLE              33850      0     0
CITIGROUP INC COM              COM              172967101     1870   38760 SH       SOLE              38760      0     0
COMERICA INC COM               COM              200340107      539   10364 SH       SOLE              10364      0     0
CONSTELLATION BRANDS           CL A             21036p108     2783  111325 SH       SOLE             111325      0     0
COSTCO WHSL CORP NEW COM       COM              22160k105      220    3850 SH       SOLE               3850      0     0
CVS CORP COM                   COM              126650100     2472   80527 SH       SOLE              80527      0     0
DANAHER CORP DEL COM           COM              235851102     2611   40594 SH       SOLE              40594      0     0
DENTSPLY INTL INC NEW COM      COM              249030107     2160   35651 SH       SOLE              35651      0     0
DIGITAL RIV INC COM            COM              25388b104      654   16200 SH       SOLE              16200      0     0
DISNEY WALT CO DEL COM         COM              254687106      331   11030 SH       SOLE              11030      0     0
EMERSON ELEC CO COM            COM              291011104      418    4990 SH       SOLE               4990      0     0
ESTEE LAUDER CO                CL A             518439104      275    7100 SH       SOLE               7100      0     0
EXELON CORP COM                COM              30161n101      226    3982 SH       DEFINED               0      0  3982
EXXON MOBIL CORP               COM              30231g102     2066   33687 SH       DEFINED           29853      0  3834
FIRST DATA CORP COM            COM              319963104      879   19520 SH       SOLE              19520      0     0
FORTUNE BRANDS INC COM         COM              349631101      264    3724 SH       DEFINED               0      0  3724
FRANKLIN RES INC COM           COM              354613101      573    6601 SH       SOLE               6601      0     0
GALLAHER GROUP PLC SPONSORED   COM              363595109      249    3982 SH       DEFINED               0      0  3982
ADR
GENERAL ELEC CO COM            COM              369604103     2553   77457 SH       SOLE              77457      0     0
GENTEX CORP COM                COM              371901109      338   24150 SH       SOLE              24150      0     0
GENWORTH FINL INC COM          CL A             37247d106     2921   83845 SH       SOLE              83845      0     0
GRACO INC COM                  COM              384109104      922   20048 SH       SOLE              20048      0     0
HARLEY DAVIDSON INC COM        COM              412822108     1716   31260 SH       SOLE              31260      0     0
HEALTH CARE PPTY INVS COM      COM              421915109      254    9500 SH       SOLE               9500      0     0
HEALTH CARE REIT INC COM       COM              42217k106      428   12250 SH       SOLE              12250      0     0
HEALTHCARE RLTY TR COM         COM              421946104      459   14400 SH       SOLE              14400      0     0
HOME DEPOT INC COM             COM              437076102      202    5644 SH       SOLE               5644      0     0
HOSPIRA INC COM                COM              441060100     1153   26861 SH       SOLE              26861      0     0
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      400    4528 SH       SOLE               4528      0     0
INDIA FD INC COM               ETF              454089103      596   12912 SH       SOLE              12912      0     0
INTEL CORP COM                 COM              458140100      627   32985 SH       SOLE              32985      0     0
INTERNATIONAL BUS MACH COM     COM              459200101     1531   19933 SH       SOLE              19933      0     0
ISHARES INC MSCI JAPAN         ETF              464286848      636   46595 SH       SOLE              46595      0     0
ISHARES TR FTSE XNHUA IDX      ETF              464287184      415    5410 SH       SOLE               5410      0     0
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1128   17245 SH       SOLE              17245      0     0
ASIA, FAR E
ISHARES TR MSCI EMERG MKT      ETF              464287234      390    4155 SH       SOLE               4155      0     0
ISHARES TR RUSSELL MCP GR      ETF              464287481     1187   12373 SH       SOLE              12373      0     0
ISHARES TR RUSSELL MCP VL      ETF              464287473      578    4373 SH       SOLE               4373      0     0
ISHARES TR RUSSELL1000 GRW     ETF              464287614      317    6265 SH       SOLE               6265      0     0
ISHARES TR S&P LATIN AM 40     ETF              464287390      352    2575 SH       SOLE               2575      0     0
JOHNSON & JOHNSON COM          COM              478160104     3193   53285 SH       SOLE              53285      0     0
JOHNSON CTLS INC COM           COM              478366107      287    3491 SH       SOLE               3491      0     0
JONES APPAREL GROUP COM        COM              480074103      391   12300 SH       SOLE              12300      0     0
KIMBERLY CLARK CORP COM        COM              494368103      386    6250 SH       SOLE               6250      0     0
KINDER MORGAN ENERGY UT LTD    LIMITED          494550106     1115   24250 SH       SOLE              24250      0     0
PARTNER                        PARTNERSHIP
LEGGETT & PLATT INC COM        COM              524660107     1861   74480 SH       DEFINED               0      0 74480
LINEAR TECHNOLOGY CORP COM     COM              535678106      333    9950 SH       SOLE               9950      0     0
LOWES COS INC COM              COM              548661107     1628   26828 SH       SOLE              26828      0     0
MAGNA INTL INC                 CL A             559222401      370    5142 SH       DEFINED               0      0  5142
MBT FINANCIAL CORP             COM              578877102     1782  111362 SH       SOLE             111362      0     0
MCDONALDS CORP COM             COM              580135101      564   16800 SH       SOLE              16800      0     0
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2199   38399 SH       SOLE              38399      0     0
MEDTRONIC INC COM              COM              585055106     1694   36102 SH       SOLE              36102      0     0
MICROSOFT CORP COM             COM              594918104     1714   73567 SH       SOLE              73567      0     0
MONEYGRAM INTL INC COM         COM              60935y109      577   17000 SH       SOLE              17000      0     0
MORGAN J P CHASE CO INC COM    COM              46625h100      549   13072 SH       SOLE              13072      0     0
NASDAQ 100 TR UNIT SER 1       ETF              631100104      409   10550 SH       SOLE              10550      0     0
NOVARTIS A G SPONSORED ADR     ADR              66987v106      253    4700 SH       SOLE               4700      0     0
PACTIV CORP COM                COM              695257105      235    9500 SH       SOLE               9500      0     0
PEPSICO INC COM                COM              713448108     3334   55528 SH       SOLE              55528      0     0
PETROFUND ENERGY TRUST         COM              707885109      315   12600 SH       SOLE              12600      0     0
PFIZER INC COM                 COM              717081103      321   13656 SH       SOLE              13656      0     0
PITNEY BOWES INC COM           COM              724479100      568   13748 SH       SOLE              13748      0     0
PROCTER & GAMBLE CO COM        COM              742718109     3171   57027 SH       DEFINED           47603      0  9424
QUALCOMM INC COM               COM              747525103     1416   35350 SH       SOLE              35350      0     0
STRYKER CORP COM               COM              863667101     1823   43299 SH       SOLE              43299      0     0
SYSCO CORP COM                 COM              871829107     2076   67935 SH       SOLE              67935      0     0
T ROWE PRICE GROUP INC         COM              74144t108      981   25950 SH       SOLE              25950      0     0
TRACTOR SUPPLY CO COM          COM              892356106      392    7100 SH       SOLE               7100      0     0
UNITED PARCEL SERVICE          CL B             911312106     2676   32504 SH       SOLE              32504      0     0
UNITED TECHNOLOGIES CP COM     COM              913017109     1924   30338 SH       SOLE              30338      0     0
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      611    7450 SH       SOLE               7450      0     0
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      810   17525 SH       SOLE              17525      0     0
VIPER
VERIZON COMMUNICATIONS COM     COM              92343v104      566   16907 SH       DEFINED               0      0 16907
WACHOVIA CORP COM              COM              929903102      679   12550 SH       SOLE              12550      0     0
WAL MART STORES INC COM        COM              931142103      336    6981 SH       SOLE               6981      0     0
WALGREEN                       COM              931422109     2645   58984 SH       SOLE              58984      0     0
WASHINGTON MUT INC COM         COM              939322103      239    5250 SH       SOLE               5250      0     0
WELLS FARGO & CO NEW COM       COM              949746101     3202   47729 SH       SOLE              47729      0     0
WYETH                          COM              983024100      573   12900 SH       SOLE              12900      0     0
ZIMMER HLDGS INC COM           COM              98956p102     1050   18517 SH       SOLE              18517      0     0
FORD MOTOR CO                  COM              345370860      154   22276 SH       SOLE              22276      0     0
PLAYTEX PRODUCTS               COM              72813p100      104   10000 SH       NONE                  0      0 10000